Income Taxes (Details Narrative)	Mar. 19, 2018 USD ($)
Income Tax Disclosure [Abstract]
Deferred tax liability	$ 3,037,147
Intangible assets, financial reporting basis	11,038,929
Intangible assets, tax basis	$ 1,782